Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2019

STM-QTLY-0519
1.814658.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,788
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	633
5% 3/1/23	830	917
5% 3/1/24	1,225	1,379
5% 3/1/25	1,225	1,401
Series 2016 B:
5% 3/1/22	980	1,060
5% 3/1/24	980	1,103
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,810	4,780
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,893
5% 3/1/21	490	515
5% 3/1/22	3,145	3,385
5% 3/1/25	1,465	1,665

TOTAL ALABAMA		22,519

Alaska - 0.5%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,065	1,117
5% 9/1/22	1,175	1,308
Series B:
5% 9/1/20	1,955	2,050
5% 9/1/22	1,395	1,553
Series C:
5% 9/1/20	1,230	1,290
5% 9/1/22	980	1,091
Series D, 5% 9/1/20	1,955	2,050
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	4,500	4,745

TOTAL ALASKA		15,204

Arizona - 3.6%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	1,590	1,652
5% 10/1/21 (b)	1,395	1,491
5% 10/1/22 (b)	1,485	1,631
5% 10/1/23 (b)	1,950	2,192
5% 10/1/24 (b)	2,025	2,328
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	600	613
5% 12/1/20	800	843
5% 12/1/21	1,080	1,170
5% 12/1/22	785	873
5% 12/1/23	980	1,115
5% 12/1/24	1,465	1,704
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	2,560	2,695
5% 7/1/22 (b)	2,045	2,213
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,650
Series 2007, 2.7%, tender 8/14/23 (a)(c)	13,345	13,577
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,083
Series 2017:
5% 7/1/21	2,900	3,109
5% 7/1/22	3,320	3,663
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	790
5% 7/1/22 (FSA Insured)	1,145	1,268
5% 7/1/23 (FSA Insured)	1,365	1,551
Maricopa County Cmnty. College District (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	6,090	6,453
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,675	5,470
5% 1/1/26	10,485	12,509
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/20	1,330	1,370
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.3%, tender 5/1/19 (a)(c)	17,000	17,001
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,350
5% 12/1/22	2,415	2,698
5% 12/1/23	3,350	3,835
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	3,915	3,943

TOTAL ARIZONA		102,840

California - 2.4%
Alameda Corridor Trans. Auth. Rev. Series 2004, 0% 10/1/19	260	257
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,344
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,334
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,905
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (c)	860	969
5% 6/30/24 (c)	665	756
5% 12/31/24 (c)	800	918
5% 6/30/25 (c)	1,000	1,156
5% 12/31/25 (c)	1,760	2,051
5% 6/30/26 (c)	1,360	1,596
5% 12/31/26 (c)	2,570	3,039
5% 6/30/27 (c)	1,910	2,272
5% 12/31/27 (c)	3,000	3,593
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.3%, tender 5/1/19 (a)(c)(d)	3,900	3,900
California Pub. Works Board Lease Rev. (Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	980	1,079
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,425	3,593
Series 2017 A1:
5% 6/1/21	1,205	1,285
5% 6/1/22	1,685	1,841
5% 6/1/23	1,925	2,146
5% 6/1/24	1,085	1,225
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,063
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,785
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,113
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,183
5% 11/1/24	1,955	2,226
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,445	2,606
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,570

TOTAL CALIFORNIA		68,805

Colorado - 1.1%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	1,840	1,737
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,529
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,979
Series 2014 A, 5% 6/1/23	3,775	4,272
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (c)	2,520	2,571
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	8,074
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,696
Series 2015 A:
5% 9/1/19	980	992
5% 9/1/20	980	1,019

TOTAL COLORADO		31,869

Connecticut - 4.0%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,456
Series 2016 A, 5% 3/15/26	1,925	2,263
Series 2019 A:
5% 4/15/23 (b)	1,550	1,732
5% 4/15/25 (b)	4,380	5,080
5% 4/15/30 (b)	965	1,168
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,698
Series 2015 A, 2.05%, tender 7/21/21 (a)	16,315	16,479
Series U1, 2%, tender 2/8/22 (a)	11,050	11,160
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,013
Series 2018 S:
5% 7/1/23	1,455	1,640
5% 7/1/24	1,000	1,149
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,860	3,953
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	6,281	6,671
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,135
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,510
5% 1/1/26	3,735	4,409

TOTAL CONNECTICUT		114,516

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,506
5% 1/1/21	1,955	2,068

TOTAL DELAWARE, NEW JERSEY		4,574

District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,185	6,857
Series 2014 A, 5% 10/1/23 (c)	435	494
Series 2017 A:
5% 10/1/26 (c)	6,555	7,873
5% 10/1/27 (c)	4,890	5,950
Series 2018 A, 5% 10/1/21 (c)	3,595	3,879
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,403

TOTAL DISTRICT OF COLUMBIA		30,456

Florida - 8.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,051
Series 2015 C:
5% 7/1/21	635	681
5% 7/1/22	3,645	4,019
5% 7/1/23	2,935	3,323
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,063
Series A:
5% 10/1/22 (c)	2,935	3,246
5% 10/1/23 (c)	3,930	4,448
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,507
Series 2015 A:
5% 7/1/20	3,915	4,079
5% 7/1/21	4,400	4,728
5% 7/1/22	3,425	3,777
5% 7/1/23	2,690	3,047
5% 7/1/24	1,290	1,497
Series 2015 B:
5% 7/1/20	2,935	3,058
5% 7/1/21	6,120	6,576
5% 7/1/22	4,490	4,952
5% 7/1/23	2,690	3,047
5% 7/1/24	1,120	1,300
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,353
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/20	980	1,036
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	9,801	11,419
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	1,980	2,016
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,084
5% 10/1/22	1,955	2,148
5% 10/1/23	1,240	1,390
5% 10/1/24	1,955	2,230
5% 10/1/25	1,710	1,986
5% 10/1/26	1,955	2,257
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C, 5% 10/1/20	980	1,030
Series 2017 A:
5% 10/1/25 (c)	980	1,153
5% 10/1/26 (c)	1,955	2,336
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,438
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,195
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	953
5% 7/1/22	1,955	2,155
5% 7/1/23	1,955	2,211
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	1,260	1,303
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	640	662
Manatee County Rev. Series 2013:
5% 10/1/19	1,225	1,246
5% 10/1/20	1,955	2,055
5% 10/1/21	1,955	2,114
5% 10/1/22	980	1,090
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,486
Miami-Dade County Aviation Rev. Series 2017 B, 5% 10/1/20 (c)	2,075	2,172
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	980	1,021
5% 7/1/21	1,955	2,099
5% 7/1/22	1,955	2,157
5% 7/1/23	1,955	2,153
Series 2014 A, 5% 7/1/24	610	706
Series 2014 B:
5% 7/1/22	1,465	1,617
5% 7/1/23	3,180	3,598
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,149
Series 2014 D:
5% 11/1/20	4,770	5,019
5% 11/1/21	6,140	6,644
5% 11/1/22	2,850	3,167
5% 11/1/23	7,485	8,517
Series 2015 A:
5% 5/1/19	980	983
5% 5/1/20	2,050	2,124
5% 5/1/21	3,915	4,176
5% 5/1/22	3,640	3,989
5% 5/1/23	6,360	7,153
Series 2015 B, 5% 5/1/24	28,915	33,253
Series 2016 A, 5% 8/1/27	5,440	6,457
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,220	1,243
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,275	2,314
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	992
5% 12/1/20	1,395	1,462
5% 12/1/21	1,465	1,577
5% 12/1/23	190	213
5% 12/1/24	380	435
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/21	3,950	4,160
5% 8/1/21	5,185	5,586
5% 8/1/22	980	1,086
Series 2015 B, 5% 8/1/20	1,710	1,786
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/19	1,075	1,093
5% 10/1/20	980	1,029
5% 10/1/21	980	1,058
5% 10/1/22	980	1,086
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	1,980	2,013
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,159
5% 7/1/26	1,115	1,344
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,222
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,517
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,840
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	305	308

TOTAL FLORIDA		252,422

Georgia - 3.0%
Atlanta Arpt. Rev. 5% 1/1/22	980	1,071
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	21,436
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,096
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,774
Series 2017 E, 3.25%, tender 2/3/25 (a)	900	919
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG:
5% 1/1/20	660	675
5% 1/1/21	1,635	1,720
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,489
5% 10/1/22	980	1,087
5% 10/1/23	2,365	2,685
Series R, 5% 10/1/21	4,890	5,275
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,001
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,598
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	5,963
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,473

TOTAL GEORGIA		85,262

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	3,915	3,947
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,370	1,385
5% 8/1/20 (c)	2,985	3,109
5% 8/1/21 (c)	540	577
5% 8/1/22 (c)	2,030	2,227
5% 8/1/23 (c)	1,440	1,612

TOTAL HAWAII		12,857

Illinois - 13.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	9,019
Series 2010 F, 5% 12/1/20	745	773
Series 2017 C:
5% 12/1/26	485	527
5% 12/1/27	2,830	3,085
Series 2018 C, 5% 12/1/24	13,000	13,960
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	14,177
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	625
5% 1/1/21	390	412
5% 1/1/23	2,445	2,716
5% 1/1/22	4,890	5,297
5% 1/1/23	5,770	6,410
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	295	300
5% 1/1/21	390	404
5% 1/1/22	295	310
5% 1/1/23	525	559
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,449
Series 2012 B, 5% 1/1/21 (c)	4,505	4,755
Series 2013 B, 5% 1/1/22	3,915	4,262
Series 2013 D, 5% 1/1/22	3,150	3,429
Series 2017 D, 5% 1/1/27 (c)	1,470	1,751
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,755	2,764
5% 6/1/20	2,430	2,513
5% 6/1/21	2,305	2,445
5% 6/1/25	1,225	1,409
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,265
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,547
Series 2010 A, 5.25% 11/15/22	4,850	5,093
Series 2011 A, 5.25% 11/15/22	980	1,059
Series 2012 C:
5% 11/15/19	3,130	3,190
5% 11/15/20	7,055	7,388
5% 11/15/21	5,465	5,873
5% 11/15/22	1,260	1,385
Series 2014 A:
5% 11/15/20	980	1,026
5% 11/15/21	490	527
5% 11/15/22	1,325	1,457
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,761
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,928
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,079
5% 5/15/27	9,260	11,103
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,805
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	3,001
Series 2017 B, 5%, tender 12/15/22 (a)	4,325	4,824
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,586
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,207
Series 2012 A, 5% 5/15/23	1,270	1,391
Series 2012:
5% 9/1/19	1,090	1,105
5% 9/1/20	1,440	1,507
5% 9/1/21	2,000	2,157
5% 9/1/22	3,455	3,830
Series 2015 A:
5% 11/15/22	490	545
5% 11/15/24	1,490	1,727
5% 11/15/25	1,905	2,244
5% 11/15/26	1,955	2,285
Series 2015 B:
5% 11/15/20	1,615	1,702
5% 11/15/24	1,910	2,221
Series 2016 A:
5% 8/15/20	490	507
5% 2/15/21	735	778
5% 8/15/21	685	727
5% 2/15/23	980	1,093
5% 8/15/23	1,465	1,622
5% 8/15/24	2,135	2,407
Series 2016 C:
5% 2/15/20	4,970	5,100
5% 2/15/22	3,335	3,645
5% 2/15/23	4,470	5,014
5% 2/15/24	5,220	5,995
Series 2016:
5% 7/1/22	2,895	3,203
5% 5/15/25	490	572
5% 5/15/26	980	1,157
5% 5/15/27	1,225	1,437
Series 2017:
5% 1/1/23	1,465	1,643
5% 1/1/25	2,260	2,659
5% 1/1/27	1,955	2,392
Series 2019:
5% 4/1/26	1,625	1,929
5% 4/1/27	2,135	2,567
5% 4/1/28	1,425	1,740
5% 4/1/29	2,000	2,457
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,599
Series 2012 A, 4% 1/1/23	1,245	1,275
Series 2012:
5% 8/1/21	2,360	2,492
5% 8/1/22	5,675	6,090
Series 2013:
5% 7/1/21	6,360	6,703
5% 7/1/22	10,995	11,780
Series 2014:
5% 2/1/22	2,935	3,119
5% 4/1/23	2,165	2,328
5% 2/1/25	2,275	2,434
Series 2016:
5% 1/1/26	2,900	3,180
5% 2/1/26	15,525	17,038
Series 2017 D, 5% 11/1/25	6,635	7,315
Series 2018 A, 5% 10/1/26	4,615	5,091
Series 2019 B, 5% 9/1/20 (b)	3,740	3,872
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,312
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,372
5% 7/1/21	1,320	1,408
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,211
0% 1/15/25	4,915	4,267
0% 1/15/26	3,695	3,110
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/20	2,225	2,287
5% 2/1/23	2,175	2,431
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	11,285	12,220
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	7,655	8,370
Series 2017, 5% 6/1/22	9,780	10,692

TOTAL ILLINOIS		379,809

Indiana - 2.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 2.1%, tender 6/3/19 (a)(c)	5,000	5,001
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	685	757
5% 8/15/23	980	1,110
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	654
5% 3/1/21	1,200	1,269
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	844
5% 10/1/22	1,565	1,737
Series 2014 A:
5% 10/1/20	365	383
5% 10/1/21	370	400
5% 10/1/22	660	732
Series 2015 A:
5% 10/1/24	1,460	1,697
5% 10/1/25	1,590	1,856
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/20	1,225	1,256
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/29 (b)	1,000	1,261
5% 2/1/30 (b)	1,300	1,626
5% 2/1/31 (b)	1,700	2,109
5% 2/1/32 (b)	1,000	1,234
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	2,690	2,832
5% 1/1/23 (c)	1,940	2,148
5% 1/1/24 (c)	2,715	3,070
5% 1/1/25 (c)	2,845	3,282
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	1,315	1,340
4% 1/15/21	1,225	1,276
5% 7/15/20	1,145	1,194
5% 7/15/21	980	1,051
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,404
Bonds:
(BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	22,305	24,519
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.25%, tender 4/4/19 (a)(c)(e)	700	700

TOTAL INDIANA		69,742

Kansas - 0.3%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,694
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,430	1,635
Wichita Hosp. Facilities Rev. Series 2011 IV A, 5% 11/15/20 (Escrowed to Maturity)	2,685	2,832
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	542
5% 9/1/23	710	804
5% 9/1/25	785	925

TOTAL KANSAS		8,432

Kentucky - 2.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,476
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,105
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	8,805	8,906
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,421
5% 6/1/22	1,525	1,639
5% 6/1/24	1,655	1,841
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.95%, tender 6/3/19 (a)	2,900	2,900
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,042
Kentucky, Inc. Pub. Energy Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,332
Series C1, 4%, tender 6/1/25 (a)	15,000	16,245
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 5% 12/1/29	2,140	2,317
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,345	7,345
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,380

TOTAL KENTUCKY		59,949

Louisiana - 2.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,145	9,195
5% 6/1/21 (FSA Insured)	4,890	5,235
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,639
Series 2012 C, 5% 7/15/21	3,305	3,555
Series 2014 D1, 5% 12/1/22	1,275	1,425
Series 2016 B:
5% 8/1/22	14,185	15,704
5% 8/1/23	6,115	6,952
Series 2016 D, 5% 9/1/22	6,220	6,906
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,569
5% 7/1/22	980	1,079
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	331
5% 1/1/24 (c)	195	219
5% 1/1/25 (c)	195	223
5% 1/1/26 (c)	490	571
Series 2017 D2:
5% 1/1/23 (c)	390	431
5% 1/1/24 (c)	735	827
5% 1/1/25 (c)	490	561
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,883
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,875

TOTAL LOUISIANA		64,180

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,527
5% 7/1/22	1,810	2,004

TOTAL MAINE		4,531

Maryland - 0.9%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,748
5% 7/1/25	3,380	4,016
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/19	2,400	2,409
4% 6/1/20	2,960	3,030
5% 6/1/21	1,640	1,743
5% 6/1/22	1,750	1,902
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	393
5% 7/1/22	880	964
5% 7/1/23	980	1,098
5% 7/1/24	1,955	2,236
5% 7/1/25	1,730	2,013
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	850
3% 11/1/25	625	622

TOTAL MARYLAND		25,024

Massachusetts - 2.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,350
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,111
Series 2016 I:
5% 7/1/21	490	523
5% 7/1/22	585	641
5% 7/1/23	660	740
5% 7/1/24	1,075	1,229
5% 7/1/25	980	1,140
5% 7/1/26	980	1,158
Series 2019 A:
5% 7/1/23	525	588
5% 7/1/24	1,150	1,312
5% 7/1/25	825	956
5% 7/1/26	1,510	1,775
5% 7/1/27	1,300	1,547
5% 7/1/28	2,135	2,569
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/19 (c)	4,620	4,657
Series 2016 J, 5% 7/1/23 (c)	2,175	2,433
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	31,019
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	3,005	3,470
5% 7/1/25 (c)	1,115	1,313

TOTAL MASSACHUSETTS		61,531

Michigan - 4.1%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,798
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,128
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.474% 7/1/32 (a)(e)	3,980	3,881
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,200	1,203
5% 5/1/20	2,575	2,669
5% 5/1/21	2,105	2,248
5% 5/1/22	1,810	1,989
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,067
5% 5/15/24	540	614
5% 5/15/25	635	735
5% 5/15/26	610	716
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/19	980	1,000
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,079
5% 4/15/23	1,320	1,494
5% 4/15/24	1,450	1,681
Michigan Fin. Auth. Rev.:
Bonds:
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,609
1.1%, tender 8/15/19 (a)	4,155	4,146
Series 2015 A:
5% 8/1/22	2,350	2,598
5% 8/1/23	3,715	4,215
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,360
5% 3/15/21	980	1,044
5% 3/15/22	2,280	2,503
5% 3/15/23	3,915	4,414
5% 3/15/24	6,760	7,818
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,579
Series 2005 A4, 1.625%, tender 11/1/19 (a)	6,615	6,613
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,410
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,842
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,239
5% 11/1/23	1,335	1,519
5% 5/1/24	1,880	2,168
5% 11/1/24	1,955	2,279
5% 5/1/25	1,100	1,296
5% 11/1/25	1,195	1,423
5% 5/1/26	1,665	2,004
5% 11/1/26	1,155	1,389
5% 11/1/28	985	1,176
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,578
5% 9/1/23	490	557
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,250	2,256
5% 11/1/19	2,715	2,768
5% 5/1/20	3,550	3,680
5% 11/1/20	1,705	1,795
5% 5/1/21	4,020	4,297

TOTAL MICHIGAN		116,313

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,069
5% 1/1/23	980	1,099
Series 2014 B:
5% 1/1/21 (c)	2,240	2,362
5% 1/1/22 (c)	1,955	2,118
5% 1/1/23 (c)	980	1,089
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,303
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,260
5% 1/1/23	1,115	1,244
5% 1/1/24	1,560	1,783
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,069
5% 1/1/23	1,465	1,643
5% 1/1/24	980	1,128

TOTAL MINNESOTA		19,167

Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	320	328
5% 3/1/21	390	409
5% 3/1/22	585	628
5% 3/1/23	980	1,072
5% 3/1/24	685	763
5% 3/1/25	710	803
5% 3/1/26	980	1,124

TOTAL MISSOURI		5,127

Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)(c)	1,555	1,664
Nevada - 3.0%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	3,915	4,288
Series 2017 C, 5% 7/1/21 (c)	7,785	8,300
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,576
5% 6/15/23	1,285	1,450
Series 2016 D, 5% 6/15/23	10,000	11,284
Series 2017 A:
5% 6/15/22	2,800	3,081
5% 6/15/26	1,285	1,532
Series 2017 C:
5% 6/15/21	9,030	9,678
5% 6/15/23	4,550	5,134
Series A, 5% 6/15/27	8,220	9,991
Humboldt County Nev Poll. Cont. Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.25%, tender 6/3/19 (a)	1,955	1,952
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 2.5%, tender 6/3/19 (a)(c)(d)	10,400	10,406
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/20	2,180	2,279
Series 2013 D1, 5% 3/1/24	2,640	2,971
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,339
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	5,990	5,985

TOTAL NEVADA		85,246

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,014
Series 2017 C, 3.5% 7/1/22 (d)	335	336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,266
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,409
Series 2012:
4% 7/1/20	2,645	2,711
4% 7/1/21	1,485	1,551
Series 2016:
5% 10/1/21	1,225	1,315
5% 10/1/23	2,785	3,138

TOTAL NEW HAMPSHIRE		17,740

New Jersey - 6.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,110
5% 2/15/21	2,445	2,581
5% 2/15/22	2,445	2,653
5% 2/15/23	2,770	3,076
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,038
5% 6/1/23 (FSA Insured)	1,230	1,368
5% 6/1/24 (FSA Insured)	980	1,112
Series 2011 EE:
5% 9/1/20	1,320	1,376
5% 9/1/20 (Escrowed to Maturity)	3,570	3,738
Series 2012 II:
5% 3/1/21	6,650	6,992
5% 3/1/22	6,155	6,615
Series 2013, 5% 3/1/23	20,920	22,897
Series 2016 BBB, 5% 6/15/23	9,010	9,917
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (c)	2,130	2,434
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,148
5% 6/15/21	10,760	11,407
Series 2016 A:
5% 7/1/21	2,150	2,276
5% 7/1/22	6,160	6,674
5% 7/1/23	3,315	3,667
5% 7/1/24	7,740	8,735
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,475
5% 7/1/21	170	181
5% 7/1/22	170	186
5% 7/1/23	595	665
5% 7/1/24	1,200	1,395
5% 7/1/24	985	1,120
5% 7/1/24	475	540
5% 7/1/25	515	595
5% 7/1/26	170	199
5% 7/1/27	255	298
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/19 (c)	3,765	3,844
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,377
5% 12/1/23 (c)	1,930	2,170
Series 2017 1B, 5% 12/1/21 (c)	795	857
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/20 (c)	1,015	1,036
4% 10/1/21 (c)	2,120	2,213
4% 4/1/22 (c)	1,655	1,737
4% 4/1/23 (c)	1,090	1,158
4% 10/1/23 (c)	1,150	1,227
4% 4/1/25 (c)	1,405	1,517
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.203%, tender 1/1/21 (a)(e)	10,485	10,505
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.082% 1/1/21 (a)(e)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2013 A, 5% 6/15/20	17,605	18,240
Series 2016 A, 5% 6/15/27	3,960	4,588
Series 2018 A, 5% 6/15/24	5,000	5,657
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,129

TOTAL NEW JERSEY		181,894

New Mexico - 0.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,710
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,112

TOTAL NEW MEXICO		16,822

New York - 3.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	540
5% 7/1/24	1,810	2,090
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	630
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,740	3,276
5% 9/1/26	1,220	1,484
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,665	1,965
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	20,987
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,085	5,198
Series 2008 B2:
5% 11/15/20	5,380	5,667
5% 11/15/21	3,915	4,232
Series 2012 B, 5% 11/15/22	1,955	2,169
Series 2012 E, 5% 11/15/21	2,380	2,574
Series 2014 C, 5% 11/15/21	2,740	2,963
Series 2016 B, 5% 11/15/21	2,150	2,325
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	22,280	22,342
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,265	1,391
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	719
5% 4/1/27 (c)	1,350	1,602
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	5,335	6,150
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,772

TOTAL NEW YORK		91,076

North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/20	980	1,008
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 2.1%, tender 6/14/19 (a)(c)	1,750	1,750
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	4,890	5,205
5% 3/1/22	3,580	3,923
5% 3/1/23	3,580	4,029
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,252
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,402
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,337
5% 1/1/23	1,465	1,644

TOTAL NORTH CAROLINA		34,550

Ohio - 3.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,236
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,787
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,513
Series 2019 A, 2.3%, tender 2/15/22 (a)	5,500	5,567
Series B, 5%, tender 8/15/20 (a)	38,935	40,086
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	568
5% 1/1/20 (FSA Insured)	415	425
5% 1/1/22 (FSA Insured)	1,295	1,409
5% 1/1/24 (FSA Insured)	1,175	1,343
5% 1/1/25 (FSA Insured)	1,225	1,429
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,271
5% 6/15/23	1,815	1,997
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,206
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,911
5% 12/1/20	2,155	2,271
5% 12/1/21	2,000	2,157
Hamilton County HealthCare Facilities Rev. Series 2012, 5% 6/1/21	1,200	1,281
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	500	607
5% 8/1/28	1,000	1,229
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,255	4,609
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,407
5% 1/1/21	2,640	2,794
5% 1/1/22	1,665	1,816
5% 1/1/23	1,955	2,191
5% 1/1/24	1,690	1,942
5% 1/1/25	2,035	2,393
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.95%, tender 6/3/19 (a)	4,400	4,400
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	1,295	1,368
5% 2/15/22	1,075	1,167
5% 2/15/23	2,075	2,308
5% 2/15/24	1,605	1,821
5% 2/15/25	1,675	1,938
5% 2/15/26	1,225	1,440

TOTAL OHIO		110,887

Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	563
5% 8/15/25	500	572
5% 8/15/26	800	928
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,787
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,325
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,565	1,663

TOTAL OKLAHOMA		7,838

Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	391
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	8,165	8,876
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	14,000	14,216

TOTAL OREGON		23,483

Pennsylvania - 1.6%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,400
Series B, 1.8%, tender 8/15/22 (a)	3,245	3,210
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/19	645	650
5% 10/1/20	1,230	1,273
5% 10/1/23	190	208
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	2,095	2,153
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 1.95%, tender 4/15/19 (a)(c)	2,700	2,700
(Waste Mgmt., Inc. Proj.) Series 2013, 2.35%, tender 5/1/19 (a)(c)	5,600	5,601
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,726
Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	3,220	3,200
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,860	1,999
Series 2017, 5% 1/1/27	3,955	4,794
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	294
5% 12/1/22	835	934
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,223
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,273
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	567
Series 2017 B, 5% 7/1/24 (c)	2,445	2,797
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,313
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,138
5% 9/1/25	700	811
5% 9/1/26	750	880
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	371
5% 3/1/26 (FSA Insured)	260	306
5% 3/1/27 (FSA Insured)	250	299
5% 3/1/28 (FSA Insured)	245	293
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	195	196

TOTAL PENNSYLVANIA		46,609

Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A, 5% 5/15/19	1,465	1,471
Series 2016:
5% 5/15/20	645	666
5% 5/15/21	1,475	1,565
5% 5/15/22	1,955	2,123
5% 5/15/23	1,180	1,309
5% 5/15/24	2,300	2,599
5% 5/15/25	5,385	6,192
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	6,275	6,285
Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,909
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (b)(c)	750	843
5% 12/1/24 (b)(c)	1,000	1,144
5% 12/1/25 (b)(c)	1,250	1,451
5% 12/1/26 (b)(c)	1,000	1,176
5% 12/1/28 (b)(c)	510	611
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,832
5% 6/1/27	980	1,087

TOTAL RHODE ISLAND		39,263

South Carolina - 0.8%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,218
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,186
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,888
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,924
5% 12/1/26	1,075	1,247
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,465	1,636
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,028
Series 2014 C:
5% 12/1/22	1,075	1,187
5% 12/1/23	4,890	5,514

TOTAL SOUTH CAROLINA		21,828

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/19	390	395
4% 11/1/20	610	632
4% 11/1/21	490	518
5% 11/1/22	365	406

TOTAL SOUTH DAKOTA		1,951

Tennessee - 1.0%
Johnson City Health & Edl. Hosp. Rev. Series 2010 A, 6.5% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	1,745	1,851
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,863
5% 9/1/26	1,795	2,065
Sumner County Gen. Oblig. Series 2011, 5% 6/1/22	3,500	3,750
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,198
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,388

TOTAL TENNESSEE		29,115

Texas - 11.7%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,087
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	515
5% 1/1/22	1,465	1,581
5% 1/1/23	2,395	2,649
5% 1/1/24	3,295	3,719
5% 1/1/26	2,800	3,282
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,206
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,470
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,098
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,824
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	1,955	1,994
5% 11/1/20	1,465	1,543
5% 11/1/21	2,935	3,185
5% 11/1/22	4,890	5,458
Series 2014 D, 5% 11/1/23 (c)	1,905	2,157
Dallas Independent School District Bonds:
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	7,041
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,304
Series 2016, 5%, tender 2/15/22 (a)	150	164
Series 2019:
5%, tender 2/15/22 (a)	1,865	2,043
5%, tender 2/15/22 (a)	7,765	8,461
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,426
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	1,735	1,728
Series D, 1.5%, tender 8/1/21 (a)	3,130	3,102
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,880
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,730
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	6,135	6,776
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (c)	1,955	2,154
Series 2018 A:
5% 7/1/23 (c)	750	844
5% 7/1/25 (c)	1,550	1,819
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,042
Houston Independent School District:
Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,381
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,950
Series 2017, 3% 2/15/22	13,810	14,357
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,796
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,022
Lower Colorado River Auth. Rev. Series 2010 B, 5% 5/15/21	2,965	3,071
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,832
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 2.35%, tender 5/1/19 (a)(c)	3,300	3,300
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,824
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	2,705	2,668
Series 2019, 2.2%, tender 8/1/24 (a)	1,845	1,870
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,674
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	16,800	18,349
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,100	4,430
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,795	5,798
2%, tender 6/1/21 (a)	11,865	11,886
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	7,962
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,021
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,972
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,367
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	980	1,029
5% 9/15/21	980	1,056
5% 9/15/22	3,365	3,720
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,438
Series 2012, 4% 5/15/19	1,465	1,469
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,578
5% 10/1/21	2,935	3,176
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	791
5% 8/15/23	980	1,109
Series 2013:
5% 9/1/19	640	649
5% 9/1/20	895	936
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,170
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,752
Series 2017 A, 5% 2/15/24	1,955	2,248
Texas Gen. Oblig.:
Series 2013 B, 5.25% 8/1/21 (c)	8,805	9,508
Series 2018, 4% 8/1/21 (c)	2,340	2,460
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	17,685
Texas Wtr. Dev. Board Rev. Series 2018 B:
5% 10/15/21	3,750	4,068
5% 4/15/22	5,500	6,055
5% 10/15/22	3,170	3,540
5% 4/15/23	4,000	4,529
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,954
Travis County Gen. Oblig. Series 2019 A:
5% 3/1/29	1,250	1,580
5% 3/1/30	2,500	3,132
5% 3/1/31	5,000	6,219
5% 3/1/32	6,250	7,730
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,763
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,760	1,901

TOTAL TEXAS		335,057

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,596
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	605
5% 7/15/21	390	415
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,602
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,614
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,346
5% 6/15/25	980	1,133
5% 6/15/26	1,680	1,973
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,445	2,445

TOTAL VIRGINIA		13,133

Washington - 1.5%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,345	1,379
5% 1/1/21	1,825	1,932
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (c)	2,870	3,009
5% 10/1/21 (c)	2,720	2,934
5% 10/1/22 (c)	2,445	2,702
5% 10/1/23 (c)	2,965	3,353
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	203
4% 1/1/21 (Escrowed to Maturity)	1,760	1,833
5% 1/1/21	1,730	1,832
Series 2017:
5% 1/1/22	785	857
5% 1/1/25	660	777
5% 1/1/26	390	469
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,165	2,350
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	5,070	5,480
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,120
5% 8/15/26	1,955	2,259
5% 8/15/27	2,125	2,478
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	8,390	9,133

TOTAL WASHINGTON		44,100

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,610	6,583
1.9%, tender 4/1/19 (a)	6,150	6,150

TOTAL WEST VIRGINIA		12,733

Wisconsin - 1.6%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,145	3,412
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,300	1,367
5% 12/1/22 (c)	1,440	1,591
5.25% 12/1/23 (c)	1,505	1,716
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/19 (d)	340	341
5% 5/15/23 (d)	365	391
Series 2017 B-1 3.95% 11/15/24 (d)	210	211
Series 2017 B-2, 3.5% 11/15/23 (d)	275	275
Series 2017 B-3, 3% 11/15/22 (d)	230	230
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,676
Bonds Series 2018 B:
5%, tender 1/25/23 (a)	8,000	8,936
5%, tender 1/31/24 (a)	8,810	10,035
Series 2014:
4% 5/1/19	280	280
5% 5/1/20	400	412
5% 5/1/21	625	660
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,481
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/21	2,000	2,141
5% 5/1/22	8,100	8,936

TOTAL WISCONSIN		46,091

TOTAL MUNICIPAL BONDS
(Cost $2,702,815)		2,729,805

Municipal Notes - 4.4%
California - 0.7%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters ZF 26 76, 1.7% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	6,000	$6,000
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	12,600	12,600

TOTAL CALIFORNIA		18,600

Colorado - 0.1%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 1.8% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	2,500	2,500
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.68% 4/5/19 (a)(f)(g)	1,500	1,500
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.75% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,200	3,200

TOTAL ILLINOIS		4,700

Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.72% 4/5/19, VRDN (a)(c)	14,250	14,250
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	200	200
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	9,235	9,235

TOTAL LOUISIANA		9,435

Minnesota - 0.7%
Shakopee Minn Sr Hsg. Rev. Participating VRDN:
Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	10,000	10,000
Series Floaters YX 11 03, 1.68% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	11,200	11,200

TOTAL MINNESOTA		21,200

New York - 0.7%
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 1.9% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,000	14,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	3,500	3,624
Series 2018 C, 5% 9/1/21	3,435	3,681

TOTAL NEW YORK		21,305

North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.7% 4/5/19, VRDN (a)(c)	2,300	2,300
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.75% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,790	2,790
Texas - 1.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.65% 4/1/19, VRDN (a)	1,825	1,825
Series 2010 B, 1.65% 4/1/19, VRDN (a)	1,000	1,000
Series 2010 D:
1.75% 4/5/19, VRDN (a)	900	900
1.76% 4/5/19, VRDN (a)	4,500	4,500
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	20,000	20,197

TOTAL TEXAS		28,422

TOTAL MUNICIPAL NOTES
(Cost $125,416)		125,502
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Municipal Cash Central Fund, 1.50% (i)(j)
(Cost $39,790)	39,786,021	39,790
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,868,021)		2,895,097
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(39,095)
NET ASSETS - 100%		$2,856,002

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,047,000 or 0.7% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.4% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$10,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$209
Total	$209

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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